INCOME TAXES (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Effective Income Tax Rate Reconciliation [Line Items]
Income taxes expense / (benefit)	$ 40,145	$ (7,885)	$ 45,503	$ (12,602)
Effective tax rate	7.40%	19.10%	15.90%	(5.80%)
Galaxy Digital Holdings, LP
Effective Income Tax Rate Reconciliation [Line Items]
Income taxes expense / (benefit)	$ (7,100)	$ (7,885)	$ (7,354)	$ (12,602)	$ (16,939)	$ 15,914	$ (28,291)
Effective tax rate					(5.14%)	6.51%	3.35%